CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash at bank	$ 174,119	$ 63,056
Term deposits	111,937	207,133
Cash and Cash Equivalents	$ 286,056	$ 270,189